Goodwill	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Goodwill
16.	Goodwill

(1)	Goodwill as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Goodwill related to merger of Shinsegi Telecom, Inc.	~~W~~	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		4,691	4,691

	~~W~~	2,075,009	2,075,009

(2)	Details of the impairment testing of Goodwill as of December 31, 2023 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunication services; and

•	other goodwill: Others.

(*1)	Goodwill related to merger of Shinsegi Telecom, Inc.
The recoverable amount of the CGU is based on its value in use calculated by applying the post-tax annual discount rate of 5.4% (2022: 6.7%) (pre-tax annual discount rate for 2023 and 2022: 8.4% and 9.0%) to the estimated future post-tax cash flows based on financial budgets for the next five years. An annual growth rate of 0.0% (2022: 0.0%) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term wireless telecommunication industry growth rate.

(*2)	Goodwill related to acquisition of SK Broadband Co., Ltd.
The recoverable amount of the CGU is based on its value in use calculated by applying the post-tax annual discount rate of 6.2% (2022: 6.7%) (pre-tax annual discount rate for 2023 and 2022: 7.9% and 8.5%) to the estimated future post-tax cash flows based on financial budgets for the next five years. An annual growth rate of 1.0% (2022: 1.0%) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term fixed-line telecommunication industry growth rate.

(3)	Details of the changes in goodwill for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Beginning balance	~~W~~	2,075,009	2,072,493
Acquisition(*)		—	2,516

Ending balance	~~W~~	2,075,009	2,075,009

(*)	It consists of goodwill recognized as PS&Marketing Corporation’s acquisition of SK m&service Co., Ltd for the year ended December 31, 2022 (See Note 11).
Accumulated impairment losses amounted
 to

~~W~~
33,441
million as of December 31, 2023 and 2022.